FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Indian Creek Asset Management LLC
Address:        1170 Kane Concourse
                Suite 301
                Bay Harbor Islands, FL 33154

13F File Number:  028-12137

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Holzer
Title:  Managing Director
Phone:  (212) 957-1000

Signature, Place, and Date of Signing:

/s/ Charles R. Holzer
------------------------------------------
(Signature)

New York, New York
------------------------------------------
(City, State)

February 13, 2008
------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $158,990 (thousands)

List of Other Included Managers:

         None


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FORM 13F INFORMATION TABLE
For Quarter Ended: 12/31/07                      Name of Reporting Manager:  Indian Creek Asset Management LLC

Item 1:                          Item 2 :       Item 3:   Item 4:    Item 5:            Item 6:   Item 7:          Item 8:
Name of Issuer                Title of Class    CUSIP   Fair Market Shares or          Investment Other    Voting Authority (Shares)
                                                Number     Value    Principal Sh/ Put/ Discretion Managers (a)        (b)       (c)
                                                         (X$1000)    Amount   Prn Call                     Sole     Shared     None

AES CORP. CMN                         COM       00130H105  20,189    943,856  SH           Sole              943,856
ALPHARMA INC CMN CLASS A              COM       020813101   9,318    462,411  SH           Sole              462,411
AMGEN INC. CMN                        COM       031162100  16,393    353,000  SH           Sole              353,000
AMERICAN EXPRESS CO. CMN              COM       025816109   2,268     43,600  SH           Sole               43,600
BEBE STORES INC CMN                   COM       075571109   2,079    161,648  SH           Sole              161,648
BROCADE COMMUNICATIONS SYSTEMS*,
   INC. CMN                           COM       111621306  10,575  1,440,731  SH           Sole            1,440,731
AVIS BUDGET GROUP INC. CMN            COM       053774105   5,938    456,800  SH           Sole              456,800
COGENT, INC. CMN                      COM       19239V302   4,053    363,521  SH           Sole              363,521
FAMILY DOLLAR STORES INC. CMN         COM       307000109   8,694    452,100  SH           Sole              452,100
GEORGIA GULF CORP NEW CMN             COM       373200203     201     11,470  SH  CALL     Sole               11,470
GEORGIA GULF CORP NEW CMN             COM       373200203     158      5,279  SH  CALL     Sole                5,279
GEORGIA GULF CORP NEW CMN             COM       373200203      24      2,431  SH  CALL     Sole                2,431
J.C. PENNEY CO. INC. (HOLDING CO) CMN COM       708160106  10,998    250,000  SH           Sole              250,000
MIRANT CORPORATION CMN                COM       60467R100   9,170    235,253  SH           Sole              235,253
OWENS CORNING CMN                     COM       690742101  10,661    527,228  SH           Sole              527,228
PIONEER DRILLING CO. CMN              COM       723655106  15,737  1,324,692  SH           Sole            1,324,692
REALNETWORKS, INC. COMMON STOCK       COM       75605L104   4,657    764,736  SH           Sole              764,736
SANDISK CORP CMN                      COM       80004C101  12,535    377,900  SH           Sole              377,900
TENNECO INC CMN                       COM       880349105  11,941    458,019  SH           Sole              458,019
TITAN INTERNATIONAL INC. (NEW) CMN    COM       88830M102   3,401    108,800  SH           Sole              108,800

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